UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semper Augustus Investments Group LLC
Address: 640 Plaza Drive
         Suite 160
         Highlands Ranch, CO  80129

13F File Number:  028-12692

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad S. Christensen
Title:     Vice President/Partner
Phone:     (303) 893-1214

Signature, Place, and Date of Signing:

 /s/     Chad S. Christensen     Highlands Ranch, CO/USA     August 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $167,471 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1362    15200 SH       SOLE                    15200        0        0
ABBOTT LABS                    COM              002824100      735    11400 SH       SOLE                    11400        0        0
ALTRIA GROUP INC               COM              02209S103      232     6705 SH       SOLE                     6705        0        0
AT&T INC                       COM              00206R102      223     6263 SH       SOLE                     6263        0        0
AVX CORP NEW                   COM              002444107     2376   222247 SH       SOLE                   222247        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    10745       86 SH       SOLE                       86        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    28980   347778 SH       SOLE                   347778        0        0
CHUBB CORP                     COM              171232101      951    13064 SH       SOLE                    13064        0        0
CIGNA CORPORATION              COM              125509109      218     4959 SH       SOLE                     4959        0        0
CNA FINL CORP                  COM              126117100     1078    38880 SH       SOLE                    38880        0        0
COCA COLA CO                   COM              191216100     2799    35800 SH       SOLE                    35800        0        0
CONOCOPHILLIPS                 COM              20825C104      207     3700 SH       SOLE                     3700        0        0
COSTCO WHSL CORP NEW           COM              22160K105     1993    20977 SH       SOLE                    20977        0        0
EXXON MOBIL CORP               COM              30231G102    24211   282940 SH       SOLE                   282940        0        0
GANNETT INC                    COM              364730101      308    20911 SH       SOLE                    20911        0        0
GENERAL ELECTRIC CO            COM              369604103     4935   236810 SH       SOLE                   236810        0        0
INTEL CORP                     COM              458140100     7722   289753 SH       SOLE                   289753        0        0
JOHNSON & JOHNSON              COM              478160104     3961    58630 SH       SOLE                    58630        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     5368   658613 SH       SOLE                   658613        0        0
LEUCADIA NATL CORP             COM              527288104     4837   227400 SH       SOLE                   227400        0        0
MERCK & CO INC NEW             COM              58933Y105     5751   137754 SH       SOLE                   137754        0        0
MERCURY GENL CORP NEW          COM              589400100    16069   385627 SH       SOLE                   385627        0        0
MICROSOFT CORP                 COM              594918104     8584   280610 SH       SOLE                   280610        0        0
MOLSON COORS BREWING CO        CL A             60871R100      208     5000 SH       SOLE                     5000        0        0
NEWMONT MINING CORP            COM              651639106     8844   182308 SH       SOLE                   182308        0        0
PEPSICO INC                    COM              713448108     3523    49855 SH       SOLE                    49855        0        0
PFIZER INC                     COM              717081103      941    40904 SH       SOLE                    40904        0        0
PHILIP MORRIS INTL INC         COM              718172109     1415    16221 SH       SOLE                    16221        0        0
PROCTER & GAMBLE CO            COM              742718109      472     7699 SH       SOLE                     7699        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      868    12868 SH       SOLE                    12868        0        0
SANOFI                         SPONSORED ADR    80105N105     3583    94840 SH       SOLE                    94840        0        0
STATOIL ASA                    SPONSORED ADR    85771P102     2995   125505 SH       SOLE                   125505        0        0
TELLABS INC                    COM              879664100      963   289055 SH       SOLE                   289055        0        0
TRAVELERS COMPANIES INC        COM              89417E109     1532    24000 SH       SOLE                    24000        0        0
VALIDUS HOLDINGS LTD           COM SHS          G9319H102     1893    59091 SH       SOLE                    59091        0        0
VICAL INC                      COM              925602104     1483   411921 SH       SOLE                   411921        0        0
WAL-MART STORES INC            COM              931142103     1046    15000 SH       SOLE                    15000        0        0
WASHINGTON FED INC             COM              938824109     4060   240405 SH       SOLE                   240405        0        0